Operating assets and liabilities - Leases - Leased property, plant and equipment (Details) - DKK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	kr 3,839	kr 3,380
Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	3,340	2,901
Other equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	kr 499	kr 479